Revenue from Contracts with Customers	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers	Revenue from Contracts with Customers
The following table provides information about receivables and contract liabilities from our contracts with customers:

(In $ millions)	As at June 30, 2020	As at December 31, 2019
Accounts receivable, net	157	173
Current contract liabilities (deferred revenue) (1)	(22)	(20)
Non-current contract liabilities (deferred revenue) (2)	(11)	(9)

(1)  Current contract liabilities balances are included in “Other current liabilities” in our Consolidated Balance Sheet.
(2) Non-current contract liabilities balances are included in “Other non-current liabilities” in our Consolidated Balance Sheet.

Significant changes in the contract assets and the contract liabilities balances during the three months ended June 30, 2019 are as follows:

(In $ millions)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract liability at January 1, 2019	1	(21)	(20)
Amortization of revenue that was included in the beginning contract liability balance	—	3	3
Cash received, excluding amounts recognized as revenue	—	(13)	(13)
Cash received against the beginning contract asset balance	(1)	—	(1)
Contract assets recognized during the period	—	—	—
Net contract liability at June 30, 2019	—	(31)	(31)

Significant changes in the contract assets and the contract liabilities balances during the six months ended June 30, 2020 are as follows:

(In $ millions)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract liability at January 1, 2020	—	(29)	(29)
Amortization of revenue that was included in the beginning contract liability balance	—	15	15
Cash received, excluding amounts recognized as revenue	—	(19)	(19)
Net contract liability at June 30, 2020	—	(33)	(33)

Certain direct and incremental costs that are expected to be recovered, relate directly to a contract, and enhance resources that will be used in satisfying our performance obligations in the future. Such costs are deferred and amortized ratably to contract drilling expense as services are rendered over the initial term of the related drilling contract.
Deferred revenue - The deferred revenue balance of $22 million reported in "Other current liabilities" at June 30, 2020 is expected to be realized within the next twelve months and $11 million reported in "Other non-current liabilities" is expected to be realized within the following next twelve months. The deferred revenue included above consists primarily of mobilization and upgrade revenue for both wholly and partially unsatisfied performance obligations as well as expected variable mobilization and upgrade revenue for partially unsatisfied performance obligations, which has been estimated for purposes of allocating across the entire corresponding performance obligations. The amounts are derived from the specific terms within drilling contracts that contain such provisions, and the expected timing for recognition of such revenue is based on the estimated start date and duration of each respective contract based on information known at June 30, 2020. The actual timing of recognition of such amounts may vary due to factors outside of our control.